Significant Acquisition And Equity Transactions (Details 4) $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2014 shares	Sep. 30, 2012 USD ($) $ / shares shares	Sep. 30, 2012 CNY (¥) shares	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY (¥)
Initial Repurchase of Ordinary Shares from Yahoo
Cash paid for repurchase of ordinary shares				$ 44	¥ 270	¥ 157		¥ 40,111
Payment | ¥								3,487
Proceeds from issuance of ordinary shares		$ 2,600	¥ 16,400
Convertible Preference Shares
Initial Repurchase of Ordinary Shares from Yahoo
Value of preferred stock issued to finance Initial Repurchase and TIPLA amendment payment		$ 1,700	10,700
Issuance cost | ¥			¥ 157
Initial conversion price (in dollars per share) | $ / shares		$ 18.50
Convertible Preference Shares | Prior to the second anniversary of the issuance date
Initial Repurchase of Ordinary Shares from Yahoo
Dividend rate per annum		2.00%	2.00%
Convertible Preference Shares | Second anniversary of the issuance date until the mandatory redemption date
Initial Repurchase of Ordinary Shares from Yahoo
Dividend rate per annum		5.00%	5.00%
Convertible Preference Shares | After the mandatory redemption date
Initial Repurchase of Ordinary Shares from Yahoo
Dividend rate per annum		8.00%	8.00%
Redeemable Preference Shares
Initial Repurchase of Ordinary Shares from Yahoo
Dividends recognized as interest expense | ¥						¥ 96		271
Redeemable Preference Shares | Maximum
Initial Repurchase of Ordinary Shares from Yahoo
Dividend rate per annum		10.00%	10.00%
Redeemable Preference Shares | Minimum
Initial Repurchase of Ordinary Shares from Yahoo
Cash dividend rate per annum		3.00%	3.00%
Yahoo | Initial Repurchase
Initial Repurchase of Ordinary Shares from Yahoo
Ordinary shares repurchased (in shares)		523	523
Total consideration for repurchase of ordinary shares		$ 7,100	¥ 44,900				$ 7,100	44,900
Cash paid for repurchase of ordinary shares		6,300	39,800
Yahoo | Initial Repurchase | Redeemable Preference Shares
Initial Repurchase of Ordinary Shares from Yahoo
Value of preferred stock issued to finance Initial Repurchase and TIPLA amendment payment		$ 800	¥ 5,100				$ 800	5,100
Yahoo | Repurchase agreement, as amended | Maximum
Initial Repurchase of Ordinary Shares from Yahoo
Number of shares that Yahoo must sell or transfer (in shares)		140	140
Yahoo | Repurchase agreement, as amended | ADS
Initial Repurchase of Ordinary Shares from Yahoo
Ordinary shares repurchased (in shares)	140
Yahoo | Repurchase agreement, as amended | Ordinary shares
Initial Repurchase of Ordinary Shares from Yahoo
Ordinary shares repurchased (in shares)	140
Yahoo | TIPLA amendment payment
Initial Repurchase of Ordinary Shares from Yahoo
Payment		$ 550	¥ 3,487					¥ 3,487